Equity-Based Compensation (Details) - USD ($)						1 Months Ended						6 Months Ended	12 Months Ended
	Apr. 24, 2023	Mar. 11, 2023	Sep. 01, 2022	Mar. 02, 2022	Dec. 17, 2021	May 25, 2023	Apr. 30, 2023	Mar. 30, 2023	Jan. 31, 2023	Jun. 22, 2022	Feb. 24, 2022	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	May 11, 2023	Mar. 31, 2023
Equity Based Compensation [Line Items]
Unrecognized equity-based compensation expense (in Dollars)													$ 0	$ 991,167
Recognized expense													991,167
Other expense (in Dollars)													$ 500,000
Total equity-based compensation expense (in Dollars)														1,658,485
Restricted stock units												47,800
Equity-based compensation expense restricted stock (in Dollars)														$ 219,648
Restricted stock units														10,000
Vested shares														6,666
Total equity-based compensation expense (in Dollars)													$ 1,708,218	$ 4,053,123
Unvested shares of restricted stock was forfeited									6,666
Unvested shares of restricted stock										66,666
Shares issued													500,000
Founding members percentage													25.00%
Options installments percentage													20.00%
Options remained Shares													375,000
Warrants purchase shares					110,000
Common stock per shares (in Dollars per share)					$ 12
Warrants vest year					1 year											5 years
Exercisable vest years					4 years
Expected volatility													75.00%
IPO [Member]
Equity Based Compensation [Line Items]
Founding members percentage													15.00%
Minimum [Member]
Equity Based Compensation [Line Items]
Common stock installments percentage													200.00%
Expected term													5 years
Maximum [Member]
Equity Based Compensation [Line Items]
Common stock installments percentage													600.00%
Expected term													10 years
Class F [Member]
Equity Based Compensation [Line Items]
Total equity-based compensation expense (in Dollars)													$ 6,259	176,835
Chief Operating Officer [Member]
Equity Based Compensation [Line Items]
Other expense (in Dollars)											$ 175,000
Board of Directors Chairman [Member]
Equity Based Compensation [Line Items]
Restricted stock units				70,000
Equity-based compensation expense restricted stock (in Dollars)														285,600
Total equity-based compensation expense (in Dollars)													39,510
Chief Financial Officer [Member]
Equity Based Compensation [Line Items]
Other expense (in Dollars)													$ 125,783	$ 41,449
Restricted stock units														100,000
Shares of restricted stock						196,463
Vested shares			3,584											6,571
Total equity-based compensation expense (in Dollars)														$ 110,602
Shares issued			69,892					200,000
Price per share (in Dollars per share)			$ 3.04					$ 3.3
Chief Executive Officer [Member]
Equity Based Compensation [Line Items]
Shares of restricted stock	463,917
Exercisable term		10 years						10 years
Vice President [Member]
Equity Based Compensation [Line Items]
Restricted stock units															380,952
RSU [Member]
Equity Based Compensation [Line Items]
Restricted stock units											251,851
Vested shares													570,000	36,668
Restricted Stock [Member]
Equity Based Compensation [Line Items]
Shares of restricted stock	319,023					124,902
Restricted stock units															170,958
Vested shares														3,334
Total equity-based compensation expense (in Dollars)														$ 9,264
Shares of Restricted Stock [Member]
Equity Based Compensation [Line Items]
Shares of restricted stock									500,000
Shares of Restricted Stock [Member] | Board of Directors Chairman [Member]
Equity Based Compensation [Line Items]
Shares of restricted stock							100,000
Stock Options [Member]
Equity Based Compensation [Line Items]
Total equity-based compensation expense (in Dollars)													$ 565,500
Shares issued		427,001
Price per share (in Dollars per share)		$ 3.47
Equity-based compensation expense (in Dollars)													$ 112,040	$ 223,224